Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Other tax payable	$ 246,002	$ 135,746
Accrued payroll	199,418	227,884
Customer deposits payable	118,296	95,184
Commission payable	81,932	403,001
Other current liabilities	112,237	50,743
Accrued expenses and other current liabilities	$ 757,885	$ 912,558